First Quarter Report
January 31, 2024 (Unaudited)
Columbia Intermediate Duration Municipal Bond Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 1.4%
Issue Description	Yield	Principal Amount ($)	Value ($)
Massachusetts 0.3%
JPMorgan Chase Putters/Drivers Trust(a),(b),(c),(d)
Tax-Exempt Preferred
Series 2020-5033 (JPMorgan Chase Bank)
11/16/2024	3.700%	4,400,000	4,400,000
New York 1.0%
City of New York(c),(d)
Unlimited General Obligation Bonds
Fiscal 2015
Subordinated Series 2015 (JPMorgan Chase Bank)
06/01/2044	3.100%	1,000,000	1,000,000
New York City Transitional Finance Authority(c),(d)
Revenue Bonds
Future Tax Secured
Series 2012 (JPMorgan Chase Bank)
08/01/2039	3.100%	1,150,000	1,150,000
Subordinated Series 2012C (JPMorgan Chase Bank)
11/01/2036	3.100%	5,300,000	5,300,000
Subordinated Series 2016 (JPMorgan Chase Bank)
02/01/2045	3.100%	7,500,000	7,500,000
New York City Water & Sewer System(c),(d)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	3.100%	1,450,000	1,450,000
Total			16,400,000
Utah 0.1%
City of Murray(c),(d)
Revenue Bonds
IHC Health Services, Inc.
Series 2005A (JPMorgan Chase Bank)
05/15/2037	2.950%	1,900,000	1,900,000
Total Floating Rate Notes (Cost $22,700,000)			22,700,000

Municipal Bonds 98.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 1.6%
Black Belt Energy Gas District
Revenue Bonds
Project No. 5
Series 2020A-1 (Mandatory Put 10/01/26)
10/01/2049	4.000%	6,500,000	6,513,573
Series 2023A (Mandatory Put 10/01/30)
01/01/2054	5.250%	9,000,000	9,639,342
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Jefferson Sewer
Refunding Revenue Bonds
Series 2024
10/01/2041	5.250%	1,500,000	1,675,141
UAB Medicine Finance Authority
Refunding Revenue Bonds
University of Alabama - Medicine
Series 2017B2
09/01/2036	5.000%	2,340,000	2,444,809
09/01/2037	5.000%	2,030,000	2,112,561
09/01/2041	5.000%	1,020,000	1,049,918
Revenue Bonds
University of Alabama - Medicine
Series 2019
09/01/2044	4.000%	2,470,000	2,448,233
Total			25,883,577
Alaska 0.2%
Alaska Housing Finance Corp.
Prerefunded 12/01/24 Revenue Bonds
State Capital Project Bonds II
Series 2014
12/01/2028	5.000%	2,500,000	2,540,596
06/01/2029	5.000%	1,000,000	1,016,239
Total			3,556,835
Arizona 2.3%
Arizona Industrial Development Authority(a)
Refunding Revenue Bonds
Arizona Agribusiness & Equine Center, Inc. Project
Series 2017B
03/01/2037	5.000%	1,250,000	1,214,884
03/01/2042	5.000%	1,000,000	934,438
Revenue Bonds
Cadence Campus Project
Series 2020A
07/15/2030	4.000%	535,000	518,404
07/15/2040	4.000%	925,000	788,581
07/15/2050	4.000%	1,600,000	1,239,726
Doral Academy Nevada - Fire Mesa
Series 2019A
07/15/2029	3.550%	995,000	960,518
07/15/2049	5.000%	3,350,000	3,249,058
Lone Mountain Campus Projects
Series 2019
12/15/2029	3.750%	425,000	403,433
12/15/2039	5.000%	400,000	391,403
12/15/2049	5.000%	700,000	639,362

Columbia Intermediate Duration Municipal Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pinecrest Academy - Horizon
Series 2018
07/15/2038	5.750%	1,750,000	1,779,086
Arizona State University
Revenue Bonds
Green Bonds
Series 2019A
07/01/2037	5.000%	7,800,000	8,573,363
Industrial Development Authority of the City of Phoenix (The)(a)
Revenue Bonds
FAC-Legacy Traditional Schools Project
Series 2016
07/01/2031	5.000%	3,000,000	3,046,864
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2016
02/15/2036	5.000%	2,800,000	2,840,965
02/15/2046	5.000%	1,000,000	997,688
Series 2018
02/15/2048	5.000%	1,185,000	1,168,303
Maricopa County Industrial Development Authority
Refunding Revenue Bonds
Horizon Community Learning Center
Series 2016
07/01/2035	5.000%	2,325,000	2,332,756
Revenue Bonds
Reid Traditional Schools Project
Series 2016
07/01/2036	5.000%	750,000	764,690
Maricopa County Industrial Development Authority(a)
Refunding Revenue Bonds
Legacy Traditional Schools Project
Series 2019
07/01/2039	5.000%	1,000,000	995,704
Paradise Schools Project
Series 2016
07/01/2047	5.000%	1,225,000	1,169,655
Salt River Project Agricultural Improvement & Power District
Revenue Bonds
Series 2023A
01/01/2043	5.000%	3,000,000	3,384,188
Total			37,393,069
California 11.3%
Alvord Unified School District(e)
Unlimited General Obligation Bonds
2007 Election
Series 2011B (AGM)
08/01/2046	0.000%	1,150,000	1,332,639
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Bay Area Toll Authority(f)
Revenue Bonds
San Francisco Bay Area Toll Bridge
Series 2013 (Mandatory Put 04/01/27)
Muni Swap Index Yield + 1.250% 04/01/2036	5.800%	5,000,000	5,019,085
Burbank Unified School District
Prerefunded 02/01/25 Unlimited General Obligation Bonds
Convertible
Series 2015A
08/01/2031	5.000%	1,325,000	1,353,182
California Educational Facilities Authority
Revenue Bonds
Chapman University
Series 2015
04/01/2028	5.000%	1,000,000	1,021,827
04/01/2029	5.000%	1,650,000	1,686,171
04/01/2030	5.000%	1,700,000	1,736,165
California Health Facilities Financing Authority
Prerefunded 11/15/25 Revenue Bonds
Sutter Health Obligation Group
Series 2016A
11/15/2033	5.000%	5,000,000	5,187,011
Refunding Revenue Bonds
Children’s Hospital
Series 2017A
08/15/2042	5.000%	1,000,000	1,020,117
El Camino Hospital
Series 2015A
02/01/2029	5.000%	1,485,000	1,517,145
Revenue Bonds
El Camino Hospital
Series 2017
02/01/2034	5.000%	1,750,000	1,851,949
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2042	5.000%	1,500,000	1,536,889
Revenue Bonds
National University
Series 2019A
04/01/2037	5.000%	1,470,000	1,590,712
California School Finance Authority(a)
Refunding Revenue Bonds
Aspire Public Schools
Series 2016
08/01/2036	5.000%	1,910,000	1,936,166
Revenue Bonds
Aspire Public Schools Obligation Group
Series 2021
08/01/2041	4.000%	500,000	465,163
Columbia Intermediate Duration Municipal Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2023
09/01/2037	5.000%	4,800,000	5,705,596
09/01/2038	5.000%	1,000,000	1,180,611
Revenue Bonds
Various Correctional Facilities
Series 2014A
09/01/2031	5.000%	13,000,000	13,126,061
California Statewide Communities Development Authority
Prerefunded 10/01/24 Revenue Bonds
Henry Mayo Newhall Memorial Hospital
Series 2014A (AGM)
10/01/2034	5.000%	5,000,000	5,065,379
Revenue Bonds
Methodist Hospital of Southern California
Series 2018
01/01/2038	5.000%	3,000,000	3,124,678
Series 2017
05/15/2033	5.000%	1,350,000	1,390,514
05/15/2034	5.000%	1,000,000	1,028,395
05/15/2035	5.000%	2,200,000	2,257,561
City of Los Angeles Department of Airports(b)
Refunding Revenue Bonds
Green Bonds
Subordinated Series 2023
05/15/2039	5.250%	2,000,000	2,260,324
05/15/2040	5.250%	1,320,000	1,485,460
Los Angeles International Airport
Subordinated Series 2022
05/15/2029	5.000%	2,060,000	2,237,050
Revenue Bonds
Series 2020C
05/15/2030	5.000%	5,000,000	5,531,972
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/2030	5.000%	1,910,000	1,982,205
11/15/2031	5.000%	1,000,000	1,037,327
11/15/2032	5.000%	1,610,000	1,669,076
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2035	4.000%	1,000,000	1,000,292
Del Mar Race Track Authority
Refunding Revenue Bonds
Series 2015
10/01/2035	5.000%	2,665,000	2,618,634
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Escondido Union High School District(e)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2008
Series 2009A (AGM)
08/01/2031	0.000%	480,000	381,493
Escondido Union High School District(g)
Unlimited General Obligation Bonds
Convertible
Series 2011
08/01/2032	5.450%	1,250,000	1,306,141
Fresno Unified School District
Unlimited General Obligation Refunding Bonds
Series 2002A (MBIA)
08/01/2026	6.000%	1,650,000	1,691,074
Golden State Tobacco Securitization Corp.
Prerefunded 06/01/25 Asset-Backed Revenue Bonds
Series 2015A
06/01/2033	5.000%	5,250,000	5,402,325
Prerefunded 06/01/27 Revenue Bonds
Series 2017A-1
06/01/2028	5.000%	1,000,000	1,080,215
06/01/2029	5.000%	1,000,000	1,080,215
Hartnell Community College District(e)
Unlimited General Obligation Refunding Bonds
Capital Appreciation Serial Bonds
Series 2015A
08/01/2035	0.000%	2,650,000	1,658,950
Lakeside Union School District/Kern County(e)
Unlimited General Obligation Bonds
Capital Appreciation - Election
Series 2009 Escrowed to Maturity (AGM)
09/01/2027	0.000%	5,000	4,546
Los Angeles County Sanitation Districts Financing Authority
Refunding Revenue Bonds
Capital Projects - District #14
Subordinated Series 2015
10/01/2033	5.000%	4,000,000	4,152,344
Manteca Unified School District(e)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2004
Series 2006 (NPFGC)
08/01/2024	0.000%	2,500,000	2,458,981
Mount Diablo Unified School District(g)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2010
Series 2010A (AGM)
08/01/2035	5.750%	2,125,000	2,212,304
M-S-R Energy Authority
Revenue Bonds
Series 2009A
11/01/2039	6.500%	4,940,000	6,400,308

Columbia Intermediate Duration Municipal Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Norman Y Mineta San Jose International Airport SJC
Refunding Revenue Bonds
Series 2017B
03/01/2042	5.000%	1,665,000	1,745,269
Norman Y. Mineta San Jose International Airport(b)
Refunding Revenue Bonds
Series 2017A
03/01/2041	5.000%	1,000,000	1,021,892
Pasadena Public Financing Authority(e)
Revenue Bonds
Capital Appreciation - Rose Bowl
Series 2010A
03/01/2029	0.000%	2,000,000	1,697,928
Pico Rivera Water Authority
Revenue Bonds
Water System Project
Series 1999A (NPFGC)
05/01/2029	5.500%	1,980,000	2,095,061
Rancho Santiago Community College District(e)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2002
Series 2006C (AGM)
09/01/2031	0.000%	28,000,000	22,356,816
Sacramento Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Subordinated Series 2015A (BAM)
12/01/2027	5.000%	235,000	244,296
12/01/2028	5.000%	425,000	441,798
12/01/2030	5.000%	1,000,000	1,038,885
12/01/2031	5.000%	2,000,000	2,073,873
San Francisco City & County Airport Commission - San Francisco International Airport(b)
Revenue Bonds
Series 2019E
05/01/2045	5.000%	13,500,000	14,026,619
San Joaquin Hills Transportation Corridor Agency(e)
Revenue Bonds
Senior Lien
Series 1993 Escrowed to Maturity
01/01/2025	0.000%	22,405,000	21,786,602
San Jose Unified School District(e)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2002
Series 2006C (NPFGC)
08/01/2027	0.000%	1,495,000	1,348,892
State of California
Unlimited General Obligation Bonds
Series 2015
03/01/2033	5.000%	2,500,000	2,548,664
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tustin Community Facilities District
Refunding Special Tax Bonds
Legacy Villages of Columbus #06-1
Series 2015
09/01/2031	5.000%	1,000,000	1,029,315
09/01/2033	5.000%	1,250,000	1,285,188
Vallejo City Unified School District
Unlimited General Obligation Refunding Bonds
Series 2002A (MBIA)
08/01/2025	5.900%	690,000	694,132
Total			183,219,482
Colorado 3.2%
Arkansas River Power Authority
Refunding Revenue Bonds
Series 2018A
10/01/2038	5.000%	2,250,000	2,324,352
City & County of Denver
Revenue Bonds
Series 2018A-1
08/01/2041	5.000%	8,000,000	8,264,426
City & County of Denver Airport System(b)
Refunding Revenue Bonds
Series 2017A
11/15/2030	5.000%	5,010,000	5,287,409
Series 2022D
11/15/2039	5.750%	2,250,000	2,613,557
Subordinated Series 2023B
11/15/2040	5.500%	1,250,000	1,423,788
11/15/2041	5.500%	1,000,000	1,132,261
System
Subordinated Series 2018A
12/01/2048	5.000%	3,000,000	3,071,845
Colorado Health Facilities Authority
Prerefunded 06/01/27 Revenue Bonds
Evangelical Lutheran Good Samaritan Society
Series 2017
06/01/2030	5.000%	2,000,000	2,137,273
06/01/2047	5.000%	1,000,000	1,068,636
Refunding Revenue Bonds
CommonSpirit Health
Series 2019A
08/01/2044	4.000%	2,000,000	1,918,961
08/01/2049	4.000%	2,265,000	2,133,911
Covenant Retirement Communities
Series 2015
12/01/2026	5.000%	1,860,000	1,880,639
12/01/2028	5.000%	1,000,000	1,010,403
12/01/2030	5.000%	1,400,000	1,414,862
Columbia Intermediate Duration Municipal Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Parkview Medical Center, Inc. Project
Series 2020
09/01/2045	4.000%	1,000,000	978,254
09/01/2050	4.000%	1,500,000	1,426,100
Denver City & County School District No. 1
Unlimited General Obligation Bonds
Series 2021
12/01/2039	5.000%	5,000,000	5,532,448
E-470 Public Highway Authority(f)
Refunding Revenue Bonds
Series 2021B (Mandatory Put 09/01/24)
0.7 x SOFR + 0.350% 09/01/2039	3.908%	2,000,000	1,995,379
Park Creek Metropolitan District
Refunding Revenue Bonds
Senior Limited Property Tax
Series 2015
12/01/2030	5.000%	1,895,000	1,946,773
Refunding Tax Allocation Bonds
Limited Property Tax
Series 2015
12/01/2032	5.000%	1,500,000	1,538,028
Regional Transportation District
Certificate of Participation
Series 2015
06/01/2027	5.000%	2,925,000	2,994,650
Total			52,093,955
Connecticut 1.3%
Connecticut State Health & Educational Facilities Authority
Refunding Revenue Bonds
Fairfield University
Series 2018S
07/01/2029	5.000%	1,000,000	1,079,781
State of Connecticut
Revenue Bonds
Special Tax Obligation
Series 2020
05/01/2040	5.000%	2,130,000	2,349,764
Unlimited General Obligation Bonds
Series 2016A
03/15/2027	5.000%	2,155,000	2,250,101
Series 2017A
04/15/2034	5.000%	3,000,000	3,194,752
Series 2019A
04/15/2036	5.000%	2,200,000	2,438,147
Social Bonds
Series 2022F
11/15/2038	5.000%	2,000,000	2,304,949
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of Connecticut
Revenue Bonds
Series 2016A
03/15/2032	5.000%	2,000,000	2,081,612
Series 2017A
01/15/2033	5.000%	4,000,000	4,236,144
Series 2019A
11/01/2036	5.000%	1,485,000	1,619,144
Total			21,554,394
Delaware 0.4%
City of Wilmington
Unlimited General Obligation Bonds
Series 2013A
10/01/2025	5.000%	3,715,000	3,718,583
Delaware River & Bay Authority(h)
Refunding Revenue Bonds
Series 2024B
01/01/2041	5.000%	735,000	831,368
01/01/2042	5.000%	1,280,000	1,442,370
Total			5,992,321
District of Columbia 3.8%
District of Columbia
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/2030	5.000%	3,000,000	3,094,905
Friendship Public Charter School
Series 2016
06/01/2036	5.000%	4,815,000	4,870,894
06/01/2046	5.000%	1,385,000	1,356,208
Revenue Bonds
KIPP DC Project
Series 2019
07/01/2044	4.000%	3,480,000	3,229,209
Unlimited General Obligation Bonds
Series 2023A
01/01/2039	5.000%	1,000,000	1,157,771
District of Columbia Income Tax
Revenue Bonds
Series 2023A
05/01/2041	5.000%	4,000,000	4,591,778
Metropolitan Washington Airports Authority(b)
Refunding Revenue Bonds
Airport System
Series 2019A
10/01/2037	5.000%	5,000,000	5,340,680
Series 2023A
10/01/2039	5.250%	1,400,000	1,565,177

Columbia Intermediate Duration Municipal Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2049	4.000%	3,000,000	2,792,365
Metropolitan Washington Airports Authority Dulles Toll Road(e)
Revenue Bonds
Capital Appreciation - 2nd Senior Lien
Series 2009B (AGM)
10/01/2024	0.000%	20,980,000	20,508,959
10/01/2025	0.000%	7,500,000	7,095,457
10/01/2026	0.000%	5,000,000	4,582,050
Washington Convention & Sports Authority
Refunding Revenue Bonds
Series 2018A
10/01/2030	5.000%	1,500,000	1,610,190
Total			61,795,643
Florida 5.2%
Central Florida Expressway Authority
Refunding Revenue Bonds
Senior Lien
Series 2017 (BAM)
07/01/2041	4.000%	4,000,000	4,000,303
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
Series 2018
11/15/2048	5.000%	1,750,000	1,687,244
Series 2018A
11/15/2043	5.000%	1,085,000	1,079,522
City of Lakeland Department of Electric Utilities
Refunding Revenue Bonds
Series 2010 (AGM)
10/01/2028	5.250%	1,250,000	1,397,863
City of Orlando Tourist Development Tax
Refunding Revenue Bonds
Senior Lien - Tourist Development
Series 2017 (AGM)
11/01/2035	5.000%	2,270,000	2,397,418
City of Tampa(e)
Revenue Bonds
Capital Appreciation
Series 2020A
09/01/2034	0.000%	650,000	436,100
County of Broward Airport System(b)
Revenue Bonds
Series 2015A
10/01/2026	5.000%	750,000	763,202
10/01/2031	5.000%	1,000,000	1,016,946
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Miami-Dade Aviation
Refunding Revenue Bonds
Series 2014B
10/01/2025	5.000%	800,000	810,141
10/01/2032	5.000%	6,620,000	6,664,796
County of Miami-Dade Aviation(b)
Revenue Bonds
Series 2019A
10/01/2044	4.000%	1,000,000	954,495
County of Miami-Dade Rickenbacker Causeway
Revenue Bonds
Series 2014
10/01/2033	5.000%	1,215,000	1,225,685
County of Miami-Dade Seaport Department(b)
Refunding Revenue Bonds
Series 2023A
10/01/2039	5.000%	3,000,000	3,262,625
County of Miami-Dade Water & Sewer System
Revenue Bonds
Series 2017A
10/01/2033	5.000%	2,000,000	2,052,625
County of Osceola Transportation(e)
Refunding Revenue Bonds
Series 2020A-2
10/01/2034	0.000%	1,850,000	1,167,725
Series 2020A-2 (AGM)
10/01/2030	0.000%	1,200,000	905,511
Emerald Coast Utilities Authority
Refunding Revenue Bonds
Utility System
Series 2015 (BAM)
01/01/2032	5.000%	1,445,000	1,466,598
Halifax Hospital Medical Center
Refunding Revenue Bonds
Series 2016
06/01/2026	5.000%	1,525,000	1,581,871
06/01/2027	5.000%	1,295,000	1,339,250
Hillsborough County Aviation Authority
Prerefunded 10/01/24 Revenue Bonds
Tampa International Airport
Subordinated Series 2015B
10/01/2031	5.000%	1,600,000	1,619,864
10/01/2032	5.000%	2,300,000	2,328,554
Miami-Dade County Educational Facilities Authority
Refunding Revenue Bonds
University of Miami
Series 2015A
04/01/2031	5.000%	2,000,000	2,032,566
Mid-Bay Bridge Authority
Refunding Revenue Bonds
Series 2015A
10/01/2030	5.000%	2,150,000	2,193,706
Columbia Intermediate Duration Municipal Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Monroe County School District
Refunding Certificate of Participation
Series 2018A
06/01/2034	5.000%	1,000,000	1,065,806
Orange County School Board
Refunding Certificate of Participation
Series 2016C
08/01/2033	5.000%	5,000,000	5,178,575
Palm Beach County Health Facilities Authority
Revenue Bonds
Lifespace Communities, Inc.
Series 2018
05/15/2036	5.000%	2,550,000	2,269,137
05/15/2037	5.000%	2,500,000	2,206,049
Pasco County School Board
Refunding Certificate of Participation
Series 2015A
08/01/2026	5.000%	4,620,000	4,752,817
08/01/2027	5.000%	2,500,000	2,571,130
Polk County Industrial Development Authority
Refunding Revenue Bonds
Carpenter’s Home Estates
Series 2019
01/01/2029	5.000%	505,000	511,238
01/01/2039	5.000%	300,000	292,296
01/01/2049	5.000%	1,000,000	909,891
Sarasota County Health Facilities Authority
Refunding Revenue Bonds
Village of Isle Project
Series 2016
01/01/2030	5.000%	750,000	754,813
01/01/2031	5.000%	935,000	939,737
01/01/2032	5.000%	1,100,000	1,104,091
Sarasota County Public Hospital District
Revenue Bonds
Memorial Hospital District
Series 2018
07/01/2041	5.000%	5,000,000	5,186,637
School Board of Miami-Dade County (The)
Refunding Certificate of Participation
Series 2015A
05/01/2030	5.000%	2,500,000	2,549,635
Southeast Overtown Park West Community Redevelopment Agency(a)
Tax Allocation Bonds
Series 2014A-1
03/01/2030	5.000%	2,925,000	2,927,972
St. Johns County Industrial Development Authority
Refunding Revenue Bonds
Vicar’s Landing Project
Series 2021
12/15/2041	4.000%	500,000	399,707
12/15/2046	4.000%	500,000	374,907
12/15/2050	4.000%	500,000	359,505
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sterling Hill Community Development District(i)
Special Assessment Bonds
Series 2003B
11/01/2010	0.000%	137,787	64,760
Volusia County Educational Facility Authority
Refunding Revenue Bonds
Embry Riddle Aeronautical University
Series 2020
10/15/2044	5.000%	5,850,000	6,189,211
Revenue Bonds
Series 2015B
10/15/2030	5.000%	1,510,000	1,540,491
Total			84,533,015
Georgia 2.1%
City of Atlanta Water & Wastewater
Revenue Bonds
Series 2018B
11/01/2043	5.000%	3,000,000	3,144,383
Fulton County Development Authority
Refunding Revenue Bonds
Spelman College
Series 2015
06/01/2032	5.000%	3,630,000	3,700,242
Gainesville & Hall County Development Authority
Refunding Revenue Bonds
Riverside Military Academy
Series 2017
03/01/2027	5.000%	410,000	389,881
03/01/2037	5.000%	2,500,000	2,057,280
03/01/2052	5.125%	2,925,000	2,131,700
Gainesville & Hall County Hospital Authority
Refunding Revenue Bonds
Northeast Georgia Health System, Inc. Project
Series 2017
02/15/2037	5.000%	2,000,000	2,091,820
Northeast Georgia Health Systems, Inc.
Series 2017
02/15/2036	5.000%	1,500,000	1,574,742
02/15/2042	5.000%	3,000,000	3,089,058
Series 2020
02/15/2040	4.000%	7,000,000	6,976,114
Georgia State Road & Tollway Authority(a),(e)
Prerefunded 06/01/24 Revenue Bonds
I-75 S Express Lanes Project
Series 2014
06/01/2034	0.000%	3,750,000	2,004,757
Revenue Bonds
I-75 S Express Lanes Project
Series 2014 Escrowed to Maturity
06/01/2024	0.000%	210,000	207,655

Columbia Intermediate Duration Municipal Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2019A
05/15/2030	5.000%	2,750,000	2,927,954
05/15/2031	5.000%	4,000,000	4,257,027
Total			34,552,613
Guam 0.2%
Territory of Guam(j)
Refunding Revenue Bonds
Section 30
Series 2016A
12/01/2032	5.000%	1,310,000	1,351,054
12/01/2033	5.000%	1,000,000	1,030,454
Total			2,381,508
Idaho 0.1%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2021
10/01/2031	3.800%	2,100,000	1,781,280
Illinois 15.9%
Chicago Board of Education
Revenue Bonds
Series 2017
04/01/2046	6.000%	1,500,000	1,566,304
Series 2018
04/01/2042	5.000%	1,500,000	1,536,681
04/01/2046	5.000%	1,250,000	1,270,881
Chicago Housing Authority
Revenue Bonds
Series 2018A (HUD)
01/01/2037	5.000%	2,500,000	2,635,213
Chicago O’Hare International Airport
General Obligation Refunding Bonds
Senior Lien
Series 2016B
01/01/2033	5.000%	2,000,000	2,068,539
Refunding Revenue Bonds
General Senior Lien
Series 2017B
01/01/2038	5.000%	2,290,000	2,380,750
Chicago O’Hare International Airport(b)
Refunding Revenue Bonds
Senior Lien
Series 2018
01/01/2037	5.000%	1,200,000	1,264,015
Series 2018A
01/01/2038	5.000%	4,250,000	4,454,144
01/01/2039	5.000%	1,250,000	1,304,730
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2022
01/01/2038	5.000%	1,000,000	1,088,083
01/01/2039	5.000%	1,215,000	1,313,923
01/01/2040	5.000%	1,770,000	1,903,183
Series 2015A
01/01/2026	5.000%	1,500,000	1,509,191
01/01/2031	5.000%	1,000,000	1,009,499
Chicago Park District
Limited General Obligation Bonds
Series 2016A
01/01/2040	5.000%	1,000,000	1,016,630
Limited General Obligation Refunding Bonds
Series 2016B
01/01/2031	5.000%	1,790,000	1,840,980
Chicago Transit Authority
Revenue Bonds
Second Lien
Series 2017
12/01/2046	5.000%	3,000,000	3,072,983
Chicago Transit Authority Sales Tax Receipts Fund
Refunding Revenue Bonds
Second Lien
Junior Subordinated Series 2020A
12/01/2050	4.000%	3,000,000	2,838,407
City of Chicago
Unlimited General Obligation Bonds
Series 2017A
01/01/2038	6.000%	10,000,000	10,471,446
Series 2019A
01/01/2040	5.000%	6,500,000	6,724,936
01/01/2044	5.000%	11,750,000	12,021,566
Unlimited General Obligation Refunding Bonds
Series 2020A
01/01/2028	5.000%	6,000,000	6,344,325
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Junior Subordinated Series 2017B
01/01/2032	5.000%	2,000,000	2,087,197
01/01/2035	5.000%	3,310,000	3,444,495
Series 2015C
01/01/2031	5.000%	3,715,000	3,767,389
01/01/2039	5.000%	500,000	503,255
Series 2017B
01/01/2033	5.000%	2,500,000	2,608,087
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2016
11/01/2025	5.000%	2,000,000	2,057,675
11/01/2027	5.000%	3,750,000	3,923,077
Columbia Intermediate Duration Municipal Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
2nd Lien
Junior Subordinated Series 2016A-1
11/01/2027	5.000%	1,000,000	1,045,617
11/01/2029	5.000%	1,000,000	1,045,713
Series 2016A-1
11/01/2028	5.000%	1,000,000	1,045,292
City of Springfield Electric
Refunding Revenue Bonds
Senior Lien
Series 2015
03/01/2028	5.000%	1,000,000	1,014,991
03/01/2029	5.000%	1,000,000	1,014,885
Cook County Community Consolidated School District No. 65 Evanston(e)
Unlimited General Obligation Bonds
Limited Tax
Series 2014
12/01/2027	0.000%	300,000	254,168
12/01/2029	0.000%	400,000	307,233
12/01/2030	0.000%	1,130,000	826,992
12/01/2031	0.000%	1,500,000	1,041,728
Cook County School District No. 144 Prairie Hills(e)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2011C (AGM)
12/01/2028	0.000%	2,830,000	2,380,428
12/01/2029	0.000%	2,580,000	2,094,439
Cook County School District No. 83 Mannheim
Unlimited General Obligation Bonds
School
Series 2013
06/01/2033	5.625%	2,980,000	3,481,918
County of Cook
Unlimited General Obligation Refunding Bonds
Series 2016A
11/15/2028	5.000%	3,150,000	3,311,981
11/15/2031	5.000%	2,750,000	2,895,176
County of Cook Sales Tax
Refunding Revenue Bonds
Series 2018
11/15/2035	5.250%	1,520,000	1,623,210
11/15/2036	5.250%	3,000,000	3,194,184
Illinois Finance Authority
Improvement Refunding Bonds
Chicago International
Series 2017
12/01/2037	5.000%	1,000,000	1,019,272
12/01/2047	5.000%	1,000,000	992,036
Prerefunded 01/01/27 Revenue Bonds
Edward-Elmhurst Healthcare
Series 2017
01/01/2036	5.000%	2,000,000	2,127,569
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prerefunded 01/01/28 Revenue Bonds
Edward-Elmhurst Healthcare
Series 2018
01/01/2044	5.000%	5,000,000	5,436,331
Prerefunded 05/15/25 Revenue Bonds
Plymouth Place
Series 2015
05/15/2030	5.000%	1,000,000	1,024,030
Refunding Revenue Bonds
OSF Healthcare System
Series 2015A
11/15/2026	5.000%	1,000,000	1,026,947
11/15/2027	5.000%	500,000	513,656
Plymouth Place
Series 2015 Escrowed to Maturity
05/15/2025	5.000%	430,000	436,001
Rush University Medical Center
Series 2015A
11/15/2032	5.000%	10,000,000	10,169,696
Series 2018A
05/15/2043	5.000%	5,000,000	5,133,143
Revenue Bonds
University of Illinois at Urbana-Champaign Project
Series 2019
10/01/2049	5.000%	1,250,000	1,280,840
Illinois Municipal Electric Agency
Refunding Revenue Bonds
Series 2015A
02/01/2030	5.000%	12,060,000	12,347,939
Illinois State Toll Highway Authority
Refunding Revenue Bonds
Series 2016A
12/01/2032	5.000%	7,790,000	8,079,536
Series 2019A
01/01/2031	5.000%	500,000	553,865
Revenue Bonds
Series 2014C
01/01/2032	5.000%	9,600,000	9,779,912
Unrefunded Revenue Bonds
Series 2016A
12/01/2031	4.000%	5,000,000	5,113,045
Kane McHenry Cook & De Kalb Counties Unit School District No. 300
Unlimited General Obligation Refunding Bonds
Series 2015
01/01/2026	5.000%	4,000,000	4,052,202
Railsplitter Tobacco Settlement Authority
Prerefunded 06/01/26 Revenue Bonds
Series 2017
06/01/2027	5.000%	4,185,000	4,387,128

Columbia Intermediate Duration Municipal Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sales Tax Securitization Corp.
Refunding Revenue Bonds
Sales Tax Securitization
Series 2017
01/01/2029	5.000%	1,000,000	1,079,121
01/01/2030	5.000%	1,450,000	1,559,988
Senior Lien
Series 2020A
01/01/2030	5.000%	2,000,000	2,250,569
Series 2018A
01/01/2031	5.000%	2,000,000	2,146,794
Series 2018C
01/01/2043	5.250%	5,000,000	5,328,121
South Suburban College Community School District No. 510(e)
Limited General Obligation Bonds
Capital Appreciation - Limited Tax
Series 2009 (AGM)
12/01/2025	0.000%	1,000,000	932,574
Southwestern Illinois Development Authority
Revenue Bonds
Local Government - Southwestern Illinois Flood Prevention District Council Project
Subordinated Series 2016
10/15/2029	5.000%	1,780,000	1,836,422
10/15/2032	5.000%	1,335,000	1,376,643
State of Illinois
Revenue Bonds
Junior Obligations
Series 2018B
06/15/2034	5.000%	5,000,000	5,305,400
Unlimited General Obligation Bonds
Series 2016
06/01/2026	5.000%	5,000,000	5,201,295
11/01/2030	5.000%	1,000,000	1,044,804
Series 2019B
11/01/2034	4.000%	5,000,000	5,127,413
Series 2020
05/01/2039	5.500%	4,000,000	4,435,034
05/01/2045	5.750%	2,000,000	2,203,401
Series 2020C
05/01/2030	5.500%	1,500,000	1,673,815
Series 2021A
03/01/2038	4.000%	3,000,000	3,005,776
Series 2023B
05/01/2040	5.250%	1,690,000	1,874,339
Unlimited General Obligation Refunding Bonds
Series 2016
02/01/2026	5.000%	7,000,000	7,236,447
Series 2018A
10/01/2029	5.000%	2,400,000	2,599,356
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018B
10/01/2027	5.000%	2,300,000	2,448,203
10/01/2029	5.000%	5,000,000	5,415,324
State of Illinois Sales Tax(h)
Revenue Bonds
Junior Obligation
Series 2024C
06/15/2041	5.000%	5,000,000	5,588,313
Total			257,747,839
Indiana 0.7%
City of Indianapolis Thermal Energy System
Refunding Revenue Bonds
1st Lien
Series 2014A
10/01/2032	5.000%	1,400,000	1,417,632
City of Rockport
Refunding Revenue Bonds
Power Company Project
Series 2018A
06/01/2025	3.050%	2,100,000	2,080,997
Indiana Finance Authority
Revenue Bonds
BHI Senior Living
Series 2016A
11/15/2046	5.250%	2,500,000	2,510,067
Series 2018
11/15/2038	5.000%	2,000,000	2,011,683
Ohio Valley Electric Corp. Project
Series 2020
11/01/2030	3.000%	2,000,000	1,866,191
11/01/2030	3.000%	1,000,000	933,095
Total			10,819,665
Iowa 0.5%
Iowa Finance Authority
Revenue Bonds
Lifespace Communities, Inc.
Series 2016
05/15/2036	5.000%	4,065,000	3,617,271
Series 2018A
05/15/2043	5.000%	1,000,000	817,353
Northcrest, Inc. Project
Series 2018A
03/01/2048	5.000%	1,250,000	1,071,949
PEFA, Inc.
Revenue Bonds
Series 2019 (Mandatory Put 09/01/26)
09/01/2049	5.000%	3,000,000	3,075,357
Total			8,581,930
Columbia Intermediate Duration Municipal Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kentucky 1.8%
Kentucky Economic Development Finance Authority
Revenue Bonds
Baptist Healthcare Systems
Series 2017B
08/15/2041	5.000%	3,500,000	3,592,960
Kentucky Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
09/01/2029	5.000%	4,000,000	4,082,140
Kentucky Public Energy Authority
Refunding Revenue Bonds
Series 2023A-1 (Mandatory Put 02/01/32)
03/31/2054	5.250%	5,000,000	5,430,743
Kentucky Public Energy Authority(f)
Revenue Bonds
Series 2019A-2 (Mandatory Put 06/01/25)
0.7 x SOFR + 1.234% 12/01/2049	4.792%	7,000,000	6,974,975
Louisville/Jefferson County Metropolitan Government
Refunding Revenue Bonds
Norton Healthcare, Inc.
Series 2016
10/01/2030	5.000%	1,300,000	1,352,525
10/01/2031	5.000%	3,500,000	3,638,181
Paducah Electric Plant Board
Refunding Revenue Bonds
Series 2016A (AGM)
10/01/2027	5.000%	2,000,000	2,100,808
10/01/2028	5.000%	1,850,000	1,942,763
Total			29,115,095
Louisiana 0.4%
City of Bossier City Utilities
Prerefunded 10/01/24 Revenue Bonds
Series 2014
10/01/2031	5.000%	1,160,000	1,174,785
City of Shreveport Water & Sewer
Refunding Revenue Bonds
Series 2014A (BAM)
12/01/2025	4.000%	2,210,000	2,230,594
Louisiana Public Facilities Authority
Refunding Revenue Bonds
Ochsner Clinic Foundation Project
Series 2017
05/15/2042	5.000%	2,500,000	2,571,389
Total			5,976,768
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maine 0.2%
Maine Health & Higher Educational Facilities Authority
Revenue Bonds
Main Health Services
Series 2018A
07/01/2043	5.000%	3,500,000	3,648,701
Maryland 1.0%
County of Anne Arundel
Limited General Obligation Bonds
Consolidated General Improvements
Series 2019
10/01/2031	5.000%	3,500,000	3,972,279
Maryland Economic Development Corp.
Tax Allocation Bonds
Port Covington Project
Series 2020
09/01/2030	3.250%	500,000	476,578
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/2028	5.000%	1,300,000	1,326,079
State of Maryland
Unlimited General Obligation Refunding Bonds
Series 2017B
08/01/2026	5.000%	10,000,000	10,574,720
Total			16,349,656
Massachusetts 3.8%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Consolidated Loan of 2023
Series 2023
05/01/2040	5.000%	870,000	998,516
Series 2018A
01/01/2035	5.000%	10,000,000	10,852,060
Series 2019A
01/01/2037	5.000%	850,000	932,451
01/01/2039	5.000%	3,960,000	4,287,500
Limited General Obligation Refunding Bonds
Series 2023C
08/01/2040	5.000%	5,000,000	5,756,001
Massachusetts Bay Transportation Authority(e)
Refunding Revenue Bonds
Series 2016A
07/01/2029	0.000%	3,500,000	2,868,233

Columbia Intermediate Duration Municipal Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Bay Transportation Authority Sales Tax
Revenue Bonds
Sustainability Bonds
Subordinated Series 2017
07/01/2046	5.000%	4,465,000	4,655,629
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Emerson College
Series 2017A
01/01/2034	5.000%	1,000,000	1,041,628
Foxborough Regional Charter
Series 2017
07/01/2037	5.000%	1,400,000	1,417,568
Lahey Clinic Obligation
Series 2015F
08/15/2031	5.000%	2,490,000	2,540,872
08/15/2032	5.000%	4,120,000	4,204,463
08/15/2033	5.000%	3,000,000	3,061,094
Simmons University
Series 2018L
10/01/2034	5.000%	2,390,000	2,507,117
10/01/2035	5.000%	2,000,000	2,092,113
Revenue Bonds
UMass Boston Student Housing Project
Series 2016
10/01/2032	5.000%	1,300,000	1,331,158
10/01/2036	5.000%	4,600,000	4,670,729
Massachusetts Development Finance Agency(a)
Refunding Revenue Bonds
Newbridge Charles, Inc.
Series 2017
10/01/2032	4.000%	2,000,000	1,928,807
10/01/2037	5.000%	500,000	504,628
10/01/2047	5.000%	500,000	483,140
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2018
11/15/2033	5.000%	975,000	1,024,902
Massachusetts Port Authority(b)
Refunding Revenue Bonds
Series 2019A
07/01/2040	5.000%	4,000,000	4,231,577
Total			61,390,186
Michigan 2.7%
Fraser Public School District
Unlimited General Obligation Refunding Bonds
Series 2015
05/01/2025	5.000%	1,700,000	1,743,213
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Great Lakes Water Authority Sewage Disposal System
Refunding Revenue Bonds
Senior Lien
Series 2018B
07/01/2029	5.000%	3,600,000	4,025,723
Marshall Public Schools
Unlimited General Obligation Refunding Bonds
Marshall Public School District
Series 2015
11/01/2028	4.000%	1,380,000	1,401,580
11/01/2029	4.000%	940,000	954,765
Michigan Finance Authority
Refunding Revenue Bonds
Henry Ford Health System
Series 2016
11/15/2041	5.000%	1,000,000	1,026,651
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2029	5.000%	950,000	971,961
07/01/2032	5.000%	1,500,000	1,523,451
07/01/2034	5.000%	500,000	507,661
Series 2014H-1
10/01/2026	5.000%	3,300,000	3,336,334
Revenue Bonds
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2026	5.000%	175,000	178,601
07/01/2027	5.000%	600,000	612,264
07/01/2033	5.000%	5,000,000	5,078,680
Multimodal-McLaren Health Care
Series 2019
02/15/2044	4.000%	4,000,000	3,909,573
Michigan State University
Refunding Revenue Bonds
Series 2023A
08/15/2040	5.000%	5,550,000	6,320,116
Michigan Strategic Fund(b)
Revenue Bonds
I-75 Improvement Project
Series 2018
12/31/2043	5.000%	3,400,000	3,484,072
Wayne County Airport Authority(b)
Refunding Revenue Bonds
Series 2015F
12/01/2026	5.000%	3,000,000	3,048,578
Wayne County Airport Authority
Revenue Bonds
Detroit Metro
Series 2018
12/01/2036	5.000%	3,205,000	3,495,845
Columbia Intermediate Duration Municipal Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015D
12/01/2030	5.000%	1,250,000	1,285,662
Total			42,904,730
Minnesota 1.1%
City of Maple Grove
Refunding Revenue Bonds
Maple Grove Hospital Corp.
Series 2017
05/01/2029	5.000%	2,720,000	2,833,868
Duluth Economic Development Authority
Refunding Revenue Bonds
Essentia Health Obligation Group
Series 2018
02/15/2043	5.000%	1,000,000	1,025,462
Revenue Bonds
Benedictine Health System
Series 2021
07/01/2036	4.000%	3,000,000	2,550,481
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2029	5.000%	1,050,000	1,107,993
HealthPartners Obligation Group
Series 2015
07/01/2028	5.000%	6,400,000	6,531,940
Watertown-Mayer Independent School District No. 111(e)
Unlimited General Obligation Bonds
Series 2020A
02/01/2030	0.000%	2,475,000	1,987,747
Woodbury Housing & Redevelopment Authority
Revenue Bonds
St. Therese of Woodbury
Series 2014
12/01/2034	5.000%	1,000,000	990,047
Total			17,027,538
Mississippi 0.9%
Mississippi Business Finance Corp.
Refunding Revenue Bonds
Pollution Control Project
Series 2019
09/01/2028	3.200%	4,000,000	3,953,164
Mississippi Hospital Equipment & Facilities Authority
Refunding Revenue Bonds
Forrest County General Hospital Project
Series 2019
01/01/2039	4.000%	1,500,000	1,476,451
01/01/2040	4.000%	1,100,000	1,068,537
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Mississippi
Revenue Bonds
Series 2015E
10/15/2029	5.000%	3,500,000	3,583,824
State of Mississippi Gaming Tax
Revenue Bonds
Series 2019A
10/15/2036	5.000%	3,395,000	3,562,317
Total			13,644,293
Missouri 1.4%
Health & Educational Facilities Authority
Refunding Revenue Bonds
Mosaic Health System
Series 2019
02/15/2044	4.000%	2,000,000	2,002,922
02/15/2049	4.000%	2,500,000	2,431,944
Health & Educational Facilities Authority of the State of Missouri
Refunding Revenue Bonds
CoxHealth
Series 2015A
11/15/2028	5.000%	6,210,000	6,331,790
St. Luke’s Health Systems, Inc.
Series 2016
11/15/2034	5.000%	3,000,000	3,111,136
Kansas City Industrial Development Authority(b)
Revenue Bonds
Kansas City International Airport
Series 2019
03/01/2046	5.000%	2,000,000	2,053,361
Lee’s Summit Industrial Development Authority
Revenue Bonds
John Knox Village Project
Series 2016A
08/15/2036	5.000%	1,100,000	1,024,198
08/15/2051	5.000%	2,405,000	1,995,886
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Prairie State Project
Series 2015A
12/01/2029	5.000%	2,000,000	2,040,271
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
Friendship Village St. Louis
Series 2017
09/01/2048	5.000%	1,000,000	903,109
St. Andrew’s Resources for Seniors Obligated Group
Series 2015
12/01/2025	5.000%	425,000	424,897
Total			22,319,514

Columbia Intermediate Duration Municipal Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nebraska 1.3%
Nebraska Public Power District
General Refunding Revenue Bonds
Series 2016B
01/01/2037	5.000%	7,435,000	7,622,479
Omaha Public Power District
Revenue Bonds
Series 2023A
02/01/2038	5.000%	1,200,000	1,381,400
Public Power Generation Agency
Refunding Revenue Bonds
Whelan Energy Center Unit
Series 2015
01/01/2027	5.000%	11,865,000	12,039,123
Total			21,043,002
Nevada 0.8%
City of Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2031	5.000%	1,000,000	1,037,368
09/01/2033	5.000%	1,000,000	1,034,901
County of Clark
Revenue Bonds
Series 2023
07/01/2039	5.000%	5,000,000	5,727,017
County of Clark Department of Aviation
Refunding Revenue Bonds
Subordinated Series 2017A-2
07/01/2040	5.000%	4,000,000	4,199,802
State of Nevada Department of Business & Industry(a)
Revenue Bonds
Somerset Academy
Series 2018A
12/15/2029	4.500%	365,000	360,355
Total			12,359,443
New Jersey 3.5%
New Jersey Economic Development Authority
Prerefunded 12/15/26 Revenue Bonds
Series 2016BBB
06/15/2030	5.500%	2,500,000	2,697,704
Revenue Bonds
Transportation Project
Series 2020
11/01/2036	5.000%	5,000,000	5,466,504
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Transportation Trust Fund Authority(e)
Capital Appreciation Revenue Bonds
Transportation System
Series 2006C (AGM)
12/15/2029	0.000%	3,060,000	2,531,581
Revenue Bonds
Capital Appreciation - Transportation System
Series 2006C
12/15/2024	0.000%	440,000	426,802
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Federal Highway Reimbursement
Series 2018
06/15/2030	5.000%	1,000,000	1,043,682
06/15/2031	5.000%	1,000,000	1,043,236
Transportation System
Series 2018A
12/15/2034	5.000%	1,500,000	1,627,886
Series 2019
12/15/2033	5.000%	3,000,000	3,345,790
Revenue Bonds
Series 2019BB
06/15/2036	4.000%	1,000,000	1,023,422
06/15/2044	4.000%	2,500,000	2,484,303
06/15/2050	4.000%	3,500,000	3,381,807
Series 2020AA
06/15/2038	4.000%	1,000,000	1,024,346
Transportation Program
Series 2019
06/15/2037	5.000%	4,465,000	4,788,637
Transportation System
Series 2014D
06/15/2032	5.000%	5,000,000	5,050,687
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series 2017E
01/01/2029	5.000%	1,500,000	1,629,208
Series 2017G
01/01/2035	5.000%	6,000,000	6,490,538
Revenue Bonds
Series 2015E
01/01/2031	5.000%	500,000	509,316
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Series 2018A
06/01/2031	5.000%	2,750,000	2,955,284
06/01/2032	5.000%	2,000,000	2,148,501
06/01/2033	5.000%	1,500,000	1,610,404
06/01/2034	5.000%	2,000,000	2,143,426
06/01/2046	5.250%	2,440,000	2,519,844
Total			55,942,908
Columbia Intermediate Duration Municipal Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Mexico 0.2%
City of Santa Fe
Revenue Bonds
El Castillo Retirement Project
Series 2019
05/15/2044	5.000%	1,350,000	1,192,697
County of Bernalillo
Refunding Revenue Bonds
Series 1998
04/01/2027	5.250%	2,205,000	2,294,847
Total			3,487,544
New York 6.5%
Buffalo & Erie County Industrial Land Development Corp.
Refunding Revenue Bonds
Charter School For Applied Technologies Project
Series 2017
06/01/2035	5.000%	1,000,000	1,033,230
Revenue Bonds
Tapestry-Charter School Project
Series 2017
08/01/2037	5.000%	1,300,000	1,283,683
08/01/2047	5.000%	1,000,000	929,443
City of New York
Unlimited General Obligation Bonds
Series 2018E-1
03/01/2034	5.250%	3,000,000	3,280,534
03/01/2035	5.250%	2,500,000	2,732,425
03/01/2037	5.000%	1,120,000	1,204,119
Subordinated Series 2023E-1
04/01/2043	5.250%	6,000,000	6,850,380
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Series 2017A
02/15/2034	5.000%	5,000,000	5,299,063
Long Island Power Authority
Revenue Bonds
Green Bonds
Series 2023E
09/01/2037	5.000%	900,000	1,069,652
09/01/2038	5.000%	1,500,000	1,764,598
Metropolitan Transportation Authority
Refunding Revenue Bonds
Green Bonds
Series 2017C-1
11/15/2034	5.000%	1,815,000	1,944,134
Revenue Bonds
Series 2016C-1
11/15/2036	5.000%	2,325,000	2,398,952
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Transportation Authority(f)
Refunding Revenue Bonds
Transportation
Subordinated Series 2021 (AGM) (Mandatory Put 04/01/24)
0.7 x SOFR + 0.550% 11/01/2032	4.108%	2,250,000	2,250,023
New York City Transitional Finance Authority
Refunding Revenue Bonds
Future Tax Secured
Subordinated Series 2015C
11/01/2026	5.000%	1,000,000	1,024,327
Revenue Bonds
Future Tax Secured
Subordinated Series 2016B-1
08/01/2034	5.000%	4,000,000	4,199,570
Subordinated Series 2017F-1
05/01/2038	5.000%	4,000,000	4,214,412
Subordinated Series 2018
08/01/2036	5.000%	5,555,000	6,039,214
New York Power Authority
Revenue Bonds
Green Transmission Project
Series 2023A (AGM)
11/15/2039	5.250%	400,000	477,093
New York State Dormitory Authority
Refunding Revenue Bonds
Memorial Sloan-Kettering Cancer Center
Series 2017
07/01/2035	4.000%	1,500,000	1,541,367
North Shore - Long Island Jewish Obligation Group
Series 2015A
05/01/2031	5.000%	9,830,000	10,015,327
Series 2018A
03/15/2037	5.250%	1,695,000	1,864,091
New York State Thruway Authority(h)
Refunding Revenue Bonds
Series 2024P
01/01/2038	5.000%	2,200,000	2,562,692
01/01/2041	5.000%	1,000,000	1,135,320
New York State Urban Development Corp.
Revenue Bonds
Series 2023A
03/15/2035	5.000%	5,000,000	6,027,357
New York Transportation Development Corp.(b)
Revenue Bonds
Delta Air Lines, Inc. LaGuardia
Series 2020
10/01/2035	5.000%	6,000,000	6,287,731
10/01/2045	4.375%	1,500,000	1,461,456

Columbia Intermediate Duration Municipal Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
LaGuardia Airport Terminal B
Series 2016 (AGM)
07/01/2032	4.000%	2,500,000	2,493,139
LaGuardia Airport Terminal C&D
Series 2023
04/01/2035	6.000%	2,500,000	2,805,119
Sustainable Bonds - John F. Kennedy International Airport New Terminal One Project
Series 2023
06/30/2039	5.500%	1,000,000	1,108,963
06/30/2040	5.500%	1,150,000	1,268,496
Port Authority of New York & New Jersey(b)
Refunding Revenue Bonds
Consolidated Bonds
Series 2022
08/01/2039	5.000%	2,000,000	2,186,769
Series 2023-238
07/15/2038	5.000%	4,300,000	4,752,094
Series 2023-242
12/01/2038	5.000%	1,400,000	1,548,187
State of New York
Unlimited General Obligation Bonds
Series 2023B
03/15/2039	5.000%	2,155,000	2,517,423
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
Green Bonds
Series 2023C
11/15/2040	5.250%	1,000,000	1,178,771
MTA Bridges and Tunnels
Series 2023
11/15/2038	5.000%	1,000,000	1,160,887
Revenue Bonds
TBTA Capital Lockbox - City Sales Tax
Series 2023A
05/15/2040	5.000%	875,000	1,003,965
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2036	5.000%	1,000,000	1,032,438
06/01/2041	5.000%	1,000,000	1,015,238
Westchester County Local Development Corp.
Revenue Bonds
New York Blood Center Project
Series 2024
07/01/2035	5.000%	1,500,000	1,703,760
Total			104,665,442
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina 1.3%
North Carolina Capital Facilities Finance Agency
Refunding Revenue Bonds
The Arc of North Carolina
Series 2017
10/01/2034	5.000%	2,325,000	2,311,559
North Carolina Medical Care Commission
Refunding Revenue Bonds
Presbyterian Homes
Series 2016C
10/01/2031	4.000%	1,000,000	1,004,476
Sharon Towers
Series 2019A
07/01/2029	4.000%	1,970,000	1,861,396
Revenue Bonds
Presbyterian Homes
Series 2020
10/01/2045	4.000%	660,000	596,765
10/01/2045	5.000%	1,500,000	1,533,144
North Carolina Municipal Power Agency No. 1
Refunding Revenue Bonds
Series 2015A
01/01/2031	5.000%	2,000,000	2,066,722
North Carolina Turnpike Authority
Revenue Bonds
Senior Lien - Triangle Expressway
Series 2019
01/01/2049	5.000%	1,500,000	1,561,017
State of North Carolina
Refunding Revenue Bonds
Series 2014B
06/01/2025	5.000%	5,000,000	5,141,098
University of North Carolina at Greensboro
Refunding Revenue Bonds
General
Series 2017
04/01/2035	4.000%	1,200,000	1,234,594
04/01/2036	4.000%	1,000,000	1,026,528
University of North Carolina at Wilmington
Refunding Revenue Bonds
Student Housing Projects
Series 2016
06/01/2031	4.000%	2,040,000	2,078,990
Total			20,416,289
Ohio 0.6%
County of Franklin
Revenue Bonds
OPRS Communities
Series 2016C
07/01/2029	5.000%	2,000,000	2,007,123
Columbia Intermediate Duration Municipal Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Miami
Improvement Refunding Bonds
Kettering Health Network
Series 2019
08/01/2045	5.000%	2,220,000	2,288,844
State of Ohio
Unlimited General Obligation Bonds
Series 2022A
03/01/2037	5.000%	1,000,000	1,164,788
03/01/2038	5.000%	1,500,000	1,723,577
03/01/2039	5.000%	2,000,000	2,285,441
Total			9,469,773
Oklahoma 0.3%
Norman Regional Hospital Authority
Refunding Revenue Bonds
Series 2016
09/01/2027	5.000%	2,000,000	2,032,846
Tulsa County Industrial Authority
Refunding Revenue Bonds
Montereau, Inc. Project
Series 2017
11/15/2037	5.250%	2,750,000	2,765,698
11/15/2045	5.250%	250,000	245,838
Total			5,044,382
Oregon 0.7%
Hospital Facilities Authority of Multnomah County
Prerefunded 10/01/24 Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2034	5.125%	1,000,000	1,011,249
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow(e)
Unlimited General Obligation Bonds
Series 2017A
06/15/2033	0.000%	7,160,000	4,899,673
State of Oregon Department of Transportation
Revenue Bonds
Series 2022A
11/15/2038	5.000%	2,000,000	2,320,015
11/15/2039	5.000%	2,145,000	2,469,089
Total			10,700,026
Pennsylvania 3.6%
Berks County Industrial Development Authority
Prerefunded 05/15/25 Revenue Bonds
Highlands at Wyomissing
Series 2018
05/15/2043	5.000%	350,000	364,914
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prerefunded 05/15/25 Revenue Bonds
Highlands at Wyomissing
Series 2018
05/15/2038	5.000%	255,000	265,866
Refunding Revenue Bonds
Highlands at Wyomissing
Series 2017
05/15/2032	5.000%	1,050,000	1,066,442
05/15/2047	5.000%	1,630,000	1,548,180
Revenue Bonds
Highlands at Wyomissing
Series 2017
05/15/2042	5.000%	1,655,000	1,616,113
Bucks County Industrial Development Authority
Refunding Revenue Bonds
Pennswood Village Project
Series 2018
10/01/2037	5.000%	1,250,000	1,265,344
Commonwealth Financing Authority
Revenue Bonds
Tobacco Master Settlement Payment
Series 2018
06/01/2029	5.000%	1,500,000	1,613,624
06/01/2032	5.000%	1,000,000	1,076,057
06/01/2033	5.000%	1,250,000	1,344,729
06/01/2034	5.000%	1,000,000	1,074,812
06/01/2035	5.000%	1,000,000	1,071,301
Cumberland County Municipal Authority
Prerefunded 01/01/25 Revenue Bonds
Diakon Lutheran Social Ministries
Series 2015
01/01/2027	5.000%	750,000	762,137
01/01/2028	5.000%	1,175,000	1,194,014
Refunding Revenue Bonds
Diakon Lutheran
Series 2015
01/01/2027	5.000%	1,440,000	1,449,270
01/01/2028	5.000%	2,170,000	2,183,970
Delaware River Joint Toll Bridge Commission
Revenue Bonds
Series 2017
07/01/2033	5.000%	2,250,000	2,402,584
Delaware River Port Authority
Revenue Bonds
Series 2018A
01/01/2036	5.000%	2,000,000	2,194,200
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System
Series 2017
02/15/2039	5.000%	2,500,000	2,583,536

Columbia Intermediate Duration Municipal Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lancaster County Hospital Authority
Revenue Bonds
Moravian Manors, Inc. Project
Series 2019A
06/15/2044	5.000%	1,000,000	878,980
Montgomery County Higher Education and Health Authority
Refunding Revenue Bonds
Thomas Jefferson University Project
Series 2019
09/01/2044	4.000%	1,000,000	968,118
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Acts Retirement - Life Communities
Series 2016
11/15/2036	5.000%	4,315,000	4,440,063
Meadowood Senior Living Project
Series 2018
12/01/2038	5.000%	1,000,000	1,000,621
Northampton County General Purpose Authority
Refunding Revenue Bonds
St. Luke’s University Health Network
Series 2016
08/15/2026	5.000%	3,770,000	3,909,572
Pennsylvania Economic Development Financing Authority(b)
Revenue Bonds
The PennDOT Major Bridges Package One Project
Series 2022
06/30/2039	5.500%	5,690,000	6,415,406
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Subordinated Series 2017-3
12/01/2037	4.000%	2,975,000	3,029,323
Revenue Bonds
Series 2017A-1
12/01/2037	5.000%	1,250,000	1,331,202
Series 2018A-2
12/01/2036	5.000%	2,500,000	2,730,586
Subordinated Series 2017A
12/01/2042	5.500%	3,000,000	3,130,315
Subordinated Series 2017B-1
06/01/2042	5.000%	5,450,000	5,667,370
Total			58,578,649
Rhode Island 0.1%
Rhode Island Turnpike & Bridge Authority
Refunding Revenue Bonds
Series 2016A
10/01/2033	5.000%	1,300,000	1,344,806
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina 2.8%
County of Florence
Refunding Revenue Bonds
McLeod Regional Medical Center Project
Series 2014
11/01/2031	5.000%	3,610,000	3,652,666
11/01/2032	5.000%	5,000,000	5,056,635
Patriots Energy Group Financing Agency(f)
Prerefunded 02/01/24 Revenue Bonds
Series 2018B (Mandatory Put 02/01/24)
0.7 x SOFR + 0.974% 09/30/2048	4.532%	8,000,000	8,000,000
South Carolina Jobs-Economic Development Authority
Prerefunded 11/01/24 Revenue Bonds
York Preparatory Academy Project
Series 2014A
11/01/2033	7.000%	590,000	605,200
Refunding Revenue Bonds
Episcopal Home Still Hopes
Series 2018
04/01/2038	5.000%	2,000,000	1,832,241
Prisma Health Obligated Group
Series 2018
05/01/2036	5.000%	7,000,000	7,343,158
Revenue Bonds
Lutheran Homes of South Carolina Obligation Group
Series 2013
05/01/2028	5.000%	3,500,000	3,381,577
Wofford College Project
Series 2019
04/01/2038	5.000%	930,000	986,290
South Carolina Jobs-Economic Development Authority(a)
Revenue Bonds
Series 2015A
08/15/2025	4.500%	260,000	254,983
South Carolina Public Service Authority
Refunding Revenue Bonds
Series 2015A
12/01/2026	5.000%	7,000,000	7,124,965
Series 2016A
12/01/2030	5.000%	4,000,000	4,139,594
Series 2016B
12/01/2032	5.000%	3,265,000	3,392,217
Total			45,769,526
Columbia Intermediate Duration Municipal Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Dakota 0.3%
South Dakota Health & Educational Facilities Authority
Revenue Bonds
Regional Health
Series 2017
09/01/2029	5.000%	1,700,000	1,808,065
09/01/2030	5.000%	2,250,000	2,390,909
Total			4,198,974
Tennessee 0.9%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I
Series 2015
10/01/2029	5.000%	1,000,000	1,017,062
Knox County Health Educational & Housing Facility Board
Refunding Revenue Bonds
Covenant Health Services
Series 2016A
01/01/2042	5.000%	5,815,000	5,958,023
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Revenue Bonds
Vanderbilt University Medical Center
Series 2016
07/01/2031	5.000%	1,000,000	1,041,116
Metropolitan Government of Nashville & Davidson County Electric(h)
Revenue Bonds
Series 2024A
05/15/2041	5.000%	2,000,000	2,309,800
05/15/2042	5.000%	2,250,000	2,584,560
Metropolitan Nashville Airport Authority (The)(b)
Revenue Bonds
Subordinated Series 2019B
07/01/2044	5.000%	2,000,000	2,098,791
Total			15,009,352
Texas 8.8%
Austin Independent School District
Unlimited General Obligation Bonds
Series 2023
08/01/2039	5.000%	2,000,000	2,309,523
08/01/2040	5.000%	3,000,000	3,434,471
Bexar County Health Facilities Development Corp.
Refunding Revenue Bonds
Army Retirement Residence Foundation
Series 2018
07/15/2033	5.000%	1,000,000	959,937
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Bexar County Hospital District
Limited General Obligation Refunding Bonds
Series 2019
02/15/2034	5.000%	1,000,000	1,080,350
02/15/2038	5.000%	1,250,000	1,329,235
Central Texas Regional Mobility Authority
Prerefunded 07/01/25 Revenue Bonds
Senior Lien
Series 2015A
01/01/2030	5.000%	1,550,000	1,592,649
Central Texas Regional Mobility Authority(e)
Revenue Bonds
Capital Appreciation
Series 2010
01/01/2025	0.000%	1,000,000	963,018
Central Texas Turnpike System
Refunding Revenue Bonds
Subordinated Series 2015C
08/15/2032	5.000%	6,000,000	6,038,755
08/15/2034	5.000%	10,240,000	10,299,236
City of Austin Airport System
Revenue Bonds
Series 2017A
11/15/2035	5.000%	1,000,000	1,045,961
City of Austin Electric Utility
Refunding Revenue Bonds
Series 2023
11/15/2040	5.000%	5,000,000	5,730,068
City of Beaumont Waterworks & Sewer System
Prerefunded 09/01/25 Revenue Bonds
Subordinated Series 2015A (BAM)
09/01/2030	5.000%	1,000,000	1,028,493
Refunding Revenue Bonds
Subordinated Series 2015A (BAM)
09/01/2026	5.000%	1,000,000	1,028,055
09/01/2027	5.000%	600,000	617,315
City of Garland Electric Utility System
Refunding Revenue Bonds
Series 2019
03/01/2037	5.000%	1,700,000	1,832,423
City of Houston
Refunding Revenue Bonds
Convention & Entertainment Facilities
Series 2014
09/01/2030	5.000%	1,000,000	1,007,467
Series 2015
09/01/2027	5.000%	1,215,000	1,224,003
09/01/2029	5.000%	1,500,000	1,511,373
City of Houston Airport System
Refunding Revenue Bonds
Subordinated Series 2018B
07/01/2030	5.000%	1,375,000	1,504,941

Columbia Intermediate Duration Municipal Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2018D
07/01/2035	5.000%	2,500,000	2,724,805
City of Houston Airport System(b)
Refunding Revenue Bonds
Subordinated Series 2023A (AGM)
07/01/2040	5.250%	3,780,000	4,221,067
City of Houston Combined Utility System
Refunding Revenue Bonds
1st Lien
Series 2016B
11/15/2034	5.000%	10,000,000	10,434,390
City of Houston Hotel Occupancy Tax
Refunding Revenue Bonds
Convention & Entertainment Facilities Department
Series 2015
09/01/2026	5.000%	250,000	251,752
Clifton Higher Education Finance Corp.
Revenue Bonds
International Leadership
Series 2015
08/15/2035	5.500%	11,500,000	11,805,670
County of Bexar
Prerefunded 08/15/24 Revenue Bonds
Venue Project
Series 2015 (AGM)
08/15/2031	5.000%	1,280,000	1,292,343
Crane County Water District
Prerefunded 02/15/25 Unlimited General Obligation Bonds
Series 2015
02/15/2030	5.000%	1,000,000	1,017,452
Grand Parkway Transportation Corp.(g)
Revenue Bonds
Convertible
Subordinated Series 2013
10/01/2030	5.050%	1,000,000	1,103,581
Lancaster Independent School District
Unlimited General Obligation Refunding Bonds
Series 2015 (BAM)
02/15/2029	4.000%	3,000,000	3,033,289
Lower Colorado River Authority
Refunding Revenue Bonds
Series 2015D
05/15/2026	5.000%	695,000	708,303
05/15/2027	5.000%	1,355,000	1,381,451
New Hope Cultural Education Facilities Finance Corp.(i)
Revenue Bonds
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2036	0.000%	2,250,000	1,541,250
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
NCCD-College Station Properties LLC
Series 2015A
07/01/2030	5.000%	7,800,000	7,078,500
North Texas Tollway Authority
Refunding Revenue Bonds
1st Tier
Series 2017A
01/01/2034	5.000%	1,000,000	1,058,487
01/01/2048	5.000%	5,000,000	5,223,655
2nd Tier
Series 2015A
01/01/2032	5.000%	16,800,000	17,052,385
Series 2015B
01/01/2027	5.000%	2,090,000	2,123,813
North Texas Tollway Authority(e)
Refunding Revenue Bonds
Series 2008D (AGM)
01/01/2029	0.000%	7,770,000	6,638,495
Plano Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2038	5.000%	1,400,000	1,598,314
Port Beaumont Navigation District(a),(b)
Refunding Revenue Bonds
Jefferson Gulf Coast Energy LLC
Series 2020
01/01/2035	3.625%	1,500,000	1,256,094
Revenue Bonds
Jefferson Gulf Coast Energy Project
Series 2021
01/01/2036	2.750%	1,275,000	941,951
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Air Force Villages Project
Series 2016
05/15/2045	5.000%	5,145,000	4,570,240
Buckner Retirement Services
Series 2017
11/15/2037	5.000%	2,175,000	2,202,451
11/15/2046	5.000%	1,250,000	1,246,988
Revenue Bonds
Buckner Retirement Services
Series 2016B
11/15/2046	5.000%	2,000,000	1,968,496
Texas Transportation Commission(e)
Revenue Bonds
First Tier Toll
Series 2019
08/01/2038	0.000%	550,000	287,784
Columbia Intermediate Duration Municipal Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Texas Water Development Board
Revenue Bonds
State Water Implementation Fund
Series 2018
10/15/2038	5.000%	3,000,000	3,261,602
Waco Independent School District
Prerefunded 08/15/24 Unlimited General Obligation Bonds
Series 2015
08/15/2029	4.000%	2,380,000	2,390,403
Total			142,952,284
Utah 0.3%
City of Salt Lake City Airport(b)
Revenue Bonds
Series 2023A
07/01/2038	5.250%	1,450,000	1,626,045
Intermountain Power Agency
Revenue Bonds
Series 2023A
07/01/2037	5.000%	1,000,000	1,154,493
Salt Lake City Corp. Airport
Revenue Bonds
Series 2017B
07/01/2032	5.000%	1,000,000	1,066,476
07/01/2033	5.000%	1,000,000	1,066,224
Total			4,913,238
Vermont 0.6%
Vermont Educational & Health Buildings Financing Agency
Refunding Revenue Bonds
University of Vermont Medical Center
Series 2016A
12/01/2033	5.000%	10,000,000	10,358,053
Virgin Islands, U.S. 0.2%
Virgin Islands Public Finance Authority(a),(j)
Revenue Bonds
Grant Anticipation
Series 2015
09/01/2030	5.000%	2,320,000	2,353,526
Series 2015
09/01/2033	5.000%	1,000,000	1,016,389
Total			3,369,915
Virginia 0.2%
Henrico County Economic Development Authority
Refunding Revenue Bonds
Westminster Canterbury Project
Series 2018
10/01/2037	5.000%	1,000,000	1,034,878
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Henrico County Economic Development Authority(k)
Revenue Bonds
Registered Savrs
Series 1992 Escrowed to Maturity (AGM)
08/23/2027	3.814%	50,000	50,000
Virginia Gateway Community Development Authority
Refunding Special Assessment Bonds
Series 2012
03/01/2030	5.000%	1,500,000	1,497,332
Total			2,582,210
Washington 1.5%
City of Tacoma Electric System(h)
Refunding Revenue Bonds
Series 2024B
01/01/2038	5.000%	500,000	583,750
Energy Northwest
Refunding Revenue Bonds
Columbia Generating Station
Series 2023
07/01/2039	5.000%	4,000,000	4,616,776
FYI Properties
Refunding Revenue Bonds
Green Bonds - State of Washington DIS Project
Series 2019
06/01/2031	5.000%	5,000,000	5,419,649
King County Public Hospital District No. 1
Limited General Obligation Refunding Bonds
Valley Medical Center
Series 2017
12/01/2031	5.000%	4,000,000	4,164,067
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2025	5.000%	1,420,000	1,420,637
12/01/2030	5.750%	2,820,000	2,874,767
Port of Seattle(b)
Revenue Bonds
Intermediate Lien
Subordinated Series 2019
04/01/2044	4.000%	1,000,000	960,638
Washington State Housing Finance Commission
Prerefunded 07/01/25 Revenue Bonds
Heron’s Key
Series 2015A
07/01/2030	6.500%	570,000	592,758
07/01/2035	6.750%	1,090,000	1,137,243

Columbia Intermediate Duration Municipal Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington State Housing Finance Commission(a)
Refunding Revenue Bonds
Horizon House Project
Series 2017
01/01/2029	5.000%	840,000	818,216
01/01/2038	5.000%	2,000,000	1,797,286
Total			24,385,787
West Virginia 0.5%
West Virginia Hospital Finance Authority
Refunding Revenue Bonds
Cabell Huntington Hospital Obligation
Series 2018
01/01/2043	5.000%	1,750,000	1,723,927
Revenue Bonds
University Healthcare System
Series 2017
06/01/2042	5.000%	3,665,000	3,797,217
West Virginia University(e)
Revenue Bonds
University System Project
Series 2019A (AMBAC)
04/01/2030	0.000%	3,460,000	2,808,923
Total			8,330,067
Wisconsin 1.0%
Public Finance Authority
Refunding Revenue Bonds
Fellowship Senior Living Project
Series 2019A
01/01/2046	4.000%	2,000,000	1,588,118
Mountain Island Charter Schools
Series 2017
07/01/2037	5.000%	820,000	820,606
07/01/2047	5.000%	1,000,000	959,027
Retirement Housing Foundation
Series 2017 Escrowed to Maturity
11/15/2029	5.000%	2,500,000	2,808,463
11/15/2030	5.000%	1,620,000	1,852,125
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
ACTS Retirement - Life Communities
Series 2020
11/15/2041	5.000%	250,000	260,339
Public Finance Authority(a)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst
Series 2017
05/15/2037	5.250%	1,000,000	967,416
Wisconsin Center District
Refunding Revenue Bonds
Junior Dedicated
Series 1999 (AGM)
12/15/2027	5.250%	1,510,000	1,599,922
Wisconsin Center District(e)
Revenue Bonds
Senior Dedicated - Milwaukee Arena Project
Series 2016
12/15/2033	0.000%	2,200,000	1,513,982
12/15/2034	0.000%	6,665,000	4,384,939
Total			16,754,937
Total Municipal Bonds (Cost $1,581,288,152)			1,585,940,214

Money Market Funds 0.6%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 4.086%(l)	10,371,371	10,372,408
Total Money Market Funds (Cost $10,371,371)		10,372,408
Total Investments in Securities (Cost $1,614,359,523)		1,619,012,622
Other Assets & Liabilities, Net		(1,901,463)
Net Assets		$1,617,111,159
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2024, the total value of these securities amounted to $42,980,522, which represents 2.66% of total net assets.

(b)	Income from this security may be subject to alternative minimum tax.
(c)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(d)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2024.

(e)	Zero coupon bond.
(f)	Variable rate security. The interest rate shown was the current rate as of January 31, 2024.
Columbia Intermediate Duration Municipal Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
(g)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2024.

(h)	Represents a security purchased on a when-issued basis.
(i)	Represents a security in default.
(j)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2024, the total value of these securities amounted to $5,751,423, which represents 0.36% of total net assets.

(k)	Represents a variable rate security where the coupon adjusts periodically through an auction process.
(l)	The rate shown is the seven-day current annualized yield at January 31, 2024.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
HUD	U.S. Department of Housing and Urban Development
MTA	Monthly Treasury Average
NPFGC	National Public Finance Guarantee Corporation
SOFR	Secured Overnight Financing Rate
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Intermediate Duration Municipal Bond Fund  | First Quarter Report 2024

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